Share capital - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class A Common Shares
Equity, Class of Treasury Stock [Line Items]
Common shares, shares outstanding	61,831,753	62,731,971
Class A Common Shares | 2018 Repurchase Plan
Equity, Class of Treasury Stock [Line Items]
Share repurchased under repurchase plan	613,737		613,737
Number of shares represented three ADSs	40
Class A Common Shares | 2022 Repurchase Plan
Equity, Class of Treasury Stock [Line Items]
Share repurchased under repurchase plan	1,176,467	182,313
Class A Common Shares | 2022 Repurchase Plan and 2023 Repurchase Plan
Equity, Class of Treasury Stock [Line Items]
Share repurchased under repurchase plan	1,706,493
Class B Common Shares
Equity, Class of Treasury Stock [Line Items]
Common shares, shares outstanding	17,000,189	17,000,189
American Depositary Shares
Equity, Class of Treasury Stock [Line Items]
Number of shares repurchased			0
American Depositary Shares | 2018 Repurchase Plan
Equity, Class of Treasury Stock [Line Items]
Share repurchased under repurchase plan	46,030		46,030
American Depositary Shares | 2022 Repurchase Plan
Equity, Class of Treasury Stock [Line Items]
Share repurchased under repurchase plan	88,235	13,673
American Depositary Shares | 2022 Repurchase Plan and 2023 Repurchase Plan
Equity, Class of Treasury Stock [Line Items]
Share repurchased under repurchase plan	127,987